Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy	The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2022 and 2023:
	As of December 31, 2023
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	5,383	5,383
	As of December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	14,291	14,291

Schedule of Warrant’s Fair Value	The Company adopted Black Scholes model to assess the warrant’s fair value. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:
For the years ended December 31,
	2022	2023
	RMB	RMB
Risk-free interest rate	4.01% – 4.75%	3.88% – 4.86%
Volatility	36.78% – 44.74%	41.06% – 43.11%
Dividend yield	—	—
Life of warrants (in years)	0.56 – 6.07	1.00 – 5.07
Fair value of underlying ordinary shares*	123.72	3.71
*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.